TAXATION - Income tax (recovery) expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
TAXATION
Current tax expense	$ 1,621
Deferred tax recovery	(7,022)	$ (19,780)
Total tax (recovery) expense	$ (5,401)	$ (19,780)